Note 7 - Equity Transactions - Common Stock Warrants Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding (in shares)	20,632,331	8,677,500
Issued (in shares)	11,559,963	11,954,831
Exercised (in shares)
Expired (in shares)
Warrants outstanding (in shares)	32,192,294	20,632,331